Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

December 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 70.0%
Long-Term Municipal Bonds – 69.2%
Alabama – 2.6%
Black Belt Energy Gas District (Goldman Sachs Group) Series 2025-G 5.00%, 10/01/2035	$	1,000	$1,058,902
Black Belt Energy Gas District (Pacific Life Insurance) Series 2025-D 5.00%, 12/01/2055		1,945	2,087,766
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035		1,000	1,059,532
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		1,000	1,041,925
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		355	390,306
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030		1,000	1,074,345
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	2,020,221
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035		1,000	1,084,910
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,057,376
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		1,100	1,159,046

			12,034,329

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		520	542,561

Arizona – 1.6%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2038		600	586,283

	Principal Amount (000)		U.S. $ Value

4.00%, 11/01/2039	$	750	$728,871
5.00%, 11/01/2035		850	903,686
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,038,088
Series 2024 4.00%, 06/01/2049		1,000	1,013,797
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	938,077
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,268,526

			7,477,328

California – 15.1%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.62% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,983,109
3.73% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,970,903
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		2,000	2,112,004
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		1,000	1,062,541
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.149% (SOFR + 1.63%), 07/01/2053(b)		2,200	2,209,318
4.189% (SOFR + 1.67%), 02/01/2054(b)		1,000	1,004,414
5.00%, 02/01/2054		1,000	1,063,959
Series 2024-E 5.00%, 02/01/2055		1,000	1,072,908
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056		1,000	1,088,368
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055		1,000	1,085,490
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		1,500	1,150,766

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)	$	595	$436,125
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	535,191
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2030		900	943,309
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		1,707	1,749,137
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		1,851	1,834,180
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		1,883	1,906,529
Series 2021-2, Class X 0.825%, 03/25/2035(c)		2,824	108,918
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)		1,000	1,000,005
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2028		1,700	1,757,189
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,557,004
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		385	396,766
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,028,580
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	1,014,092
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		510	508,324

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)	$	275	$274,996
California State University (California State University) Series 2020-D 1.49%, 11/01/2028		400	376,471
Series 2021-B 2.374%, 11/01/2035		1,000	833,812
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2019 5.00%, 06/01/2034(a)		375	386,159
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)		500	521,660
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(a)		180	183,652
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055		1,000	1,089,294
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2028		1,505	1,509,021
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2031		485	516,289
City of Los Angeles Department of Airports (Prerefunded - US Treasuries) Series 2016-A 5.00%, 05/15/2026		215	216,462
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,027,637
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	308,209

	Principal Amount (000)		U.S. $ Value

CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(a)	$	100	$91,261
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033		470	470,565
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		1,000	821,606
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		475	404,732
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	805,901
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		1,300	1,068,330
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		940	786,801
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		2,700	2,277,746
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	772,815
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-B 5.00%, 07/01/2028		365	385,433
5.00%, 07/01/2029		455	490,964
Series 2024-A 5.00%, 07/01/2039		1,000	1,112,971
Series 2024-B 5.00%, 07/01/2037		1,570	1,766,139
5.00%, 07/01/2039		1,000	1,112,971

	Principal Amount (000)		U.S. $ Value

Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033	$	450	$476,181
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2015-A 5.00%, 08/01/2026		1,025	1,029,648
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037		1,000	1,018,051
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.286% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)		5,125	4,822,711
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056		2,000	2,257,974
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	751,866
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		1,400	1,487,096
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039		1,000	1,106,759
State of California (State of California) Series 2023 6.00%, 03/01/2033		1,000	1,105,990
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2030		960	1,035,093
University of California (University of California) Series 2023-B 4.693%, 05/15/2033		1,500	1,535,026

			69,817,421

Colorado – 0.8%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2032		1,615	1,693,787

	Principal Amount (000)		U.S. $ Value

Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	$	500	$461,770
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)		1,000	1,095,344
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050		102	87,360
AG Series 2020 5.00%, 12/01/2027		105	109,072
5.00%, 12/01/2033		110	117,712
5.00%, 12/01/2050		300	303,121

			3,868,166

Connecticut – 1.9%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2029		1,890	1,969,202
5.00%, 11/01/2030		2,015	2,097,531
5.00%, 11/01/2031		1,335	1,388,086
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048		3,380	3,379,934

			8,834,753

District of Columbia – 0.5%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2030		1,910	2,011,375
Series 2025-A 5.00%, 10/01/2035		390	441,927

			2,453,302

Florida – 4.3%
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2031		1,020	1,120,707
5.00%, 10/01/2034		2,000	2,242,324
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030		100	83,398
Zero Coupon, 10/01/2031		100	79,963
Zero Coupon, 10/01/2032		200	153,125
Zero Coupon, 10/01/2034		100	69,780

	Principal Amount (000)		U.S. $ Value

County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	$	1,000	$1,077,462
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044		1,000	1,015,375
Series 2024 5.00%, 10/01/2037		3,000	3,309,200
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042		1,000	1,086,730
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AG Series 2020 2.50%, 05/01/2033		1,830	1,679,358
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040		1,000	1,125,204
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2031		3,590	3,714,309
5.00%, 01/01/2032		2,950	3,049,497
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d) (e) (f) (g) (h)		950	190,000

			19,996,432

Georgia – 1.5%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2021-A 5.00%, 07/01/2029		640	694,156
Series 2021-B 5.00%, 07/01/2029		600	650,772
Series 2021-C 5.00%, 07/01/2035		2,350	2,548,345
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2030		400	436,189
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054		2,000	2,142,235
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2028		180	188,185

			6,659,882

	Principal Amount (000)		U.S. $ Value

Guam – 0.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027	$	200	$195,968
3.099%, 10/01/2028		100	97,096
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	101,451
5.00%, 12/01/2029		245	248,121
5.00%, 12/01/2030		390	394,923
5.00%, 12/01/2032		360	364,158
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,045,291
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		250	263,994

			2,711,002

Hawaii – 0.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041		1,000	1,076,487

Illinois – 1.9%
Chicago Board of Education (Chicago Board of Education) Series 2010 6.319%, 11/01/2029		1,000	997,293
Series 2025-B 6.00%, 12/01/2038		1,000	1,081,654
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2033		1,500	1,661,368
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(a)		1,000	1,032,234
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		100	100,026
5.00%, 09/01/2032		100	99,491
5.00%, 09/01/2033		400	396,929
5.00%, 09/01/2034		100	98,964
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042		1,000	970,764

	Principal Amount (000)		U.S. $ Value

Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2030	$	1,400	$1,447,937
State of Illinois (State of Illinois) Series 2024-B 5.25%, 05/01/2043		1,000	1,061,958

			8,948,618

Indiana – 0.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(f) (h)		27	3
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,098,543

			2,098,546

Kentucky – 1.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026		325	325,375
5.00%, 02/01/2027		380	386,403
5.00%, 02/01/2030		255	272,785
5.00%, 02/01/2031		295	315,450
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2044		1,210	1,275,618
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2031		3,445	3,501,437

			6,077,068

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,551,148
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)		515	567,021
6.10%, 12/01/2040(a)		500	550,797

			2,668,966

Massachusetts – 1.2%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045		1,000	1,075,403

	Principal Amount (000)		U.S. $ Value

Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042	$	2,000	$2,199,922
Series 2024-C 5.00%, 08/01/2040		2,000	2,245,832

			5,521,157

Michigan – 2.9%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2026		1,200	1,205,032
5.00%, 04/01/2028		2,475	2,573,674
5.00%, 04/01/2029		1,000	1,039,339
5.00%, 04/01/2030		600	623,523
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		870	827,904
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,085,761
5.00%, 06/30/2033		1,090	1,129,797
South Lyon Community Schools (South Lyon Community Schools) Series 2016 5.00%, 05/01/2028		3,640	3,667,212

			13,152,242

Minnesota – 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		1,000	1,054,229

Mississippi – 0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	1,015,374

Missouri – 0.1%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027		255	261,766

Nevada – 0.3%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.00%, 06/01/2045		1,350	1,443,372

	Principal Amount (000)		U.S. $ Value

New Hampshire – 1.4%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	$	741	$738,631
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		1,626	1,656,564
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		1,907	1,941,248
Series 2022-1, Class X 0.334%, 09/20/2036(c)		3,576	67,432
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		1,912	1,896,750
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.506%, 08/20/2039(c)		989	38,396

			6,339,021

New Jersey – 2.3%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		925	926,200
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,368,953
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,645,070
5.00%, 06/15/2030		1,675	1,690,267
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2029		160	170,367
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043		1,000	1,073,915
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2028		3,450	3,621,533

			10,496,305

	Principal Amount (000)		U.S. $ Value

New Mexico – 0.2%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	$	1,000	$1,067,400

New York – 10.0%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026		145	147,618
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)		495	504,990
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)		300	265,155
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(f) (h)		1,000	700,000
City of New York NY (City of New York NY) Series 2018-E 5.00%, 03/01/2031		1,055	1,105,267
Series 2021 1.396%, 08/01/2027		1,385	1,336,199
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		860	845,520
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	300,214
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042		1,000	1,014,317
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028		1,540	1,567,762
Series 2017-C 5.00%, 11/15/2029		1,735	1,823,297
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	382,290
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,033,185

	Principal Amount (000)		U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	$	1,460	$1,543,933
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2045		1,000	1,055,302
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056		1,000	1,059,283
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		350	349,978
7.25%, 11/15/2044(a)		100	100,071
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		2,755	2,605,910
2.625%, 09/15/2069		320	301,012
2.80%, 09/15/2069		4,620	4,316,111
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	1,006,438
4.00%, 05/01/2040		1,000	997,199
New York State Dormitory Authority (Prerefunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026		1,000	994,719
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		1,000	932,598
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2038		2,810	2,866,615
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045		1,000	1,056,271
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,537,298
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 4.00%, 12/01/2042		2,000	1,857,587
5.00%, 12/01/2040		1,000	1,040,949

	Principal Amount (000)		U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) AG Series 2024 4.25%, 06/30/2042	$	1,675	$1,632,205
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2019 5.00%, 11/01/2031		1,455	1,550,069
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050		395	357,854
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		1,000	856,753
Series 2022 5.00%, 05/15/2034		500	565,405
Series 2024 5.00%, 11/15/2033		1,500	1,754,539
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	332,165
5.00%, 09/01/2032		415	450,527
5.00%, 09/01/2033		1,000	1,082,224
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026		3,130	3,199,612

			46,428,441

Ohio – 2.3%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037		1,000	1,102,026
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028		4,000	4,059,556
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034		1,150	1,265,186
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,080,376
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	387,300
5.25%, 01/01/2035		750	820,114
5.25%, 01/01/2038		1,110	1,190,378

5.25%, 01/01/2039		780	831,659

			10,736,595

	Principal Amount (000)		U.S. $ Value

Oklahoma – 0.4%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	$	1,000	$943,252
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,054,188

			1,997,440

Other – 0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038		941	782,848
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.547%, 10/25/2040		988	1,008,962
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041		994	1,026,349

			2,818,159

Pennsylvania – 2.7%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,513,963
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.02% (MUNIPSA + 0.70%), 11/15/2047(b)		2,000	1,990,667
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044		1,000	1,078,113
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017 5.00%, 12/01/2030		2,540	2,657,185
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		540	557,023

	Principal Amount (000)		U.S. $ Value

Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.439% (SOFR + 0.80%), 09/01/2040(a) (b)	$	2,500	$2,479,799

			12,276,750

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		1,240	1,267,377
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		458	455,980
6.625%, 01/01/2028		3,494	3,473,695

			5,197,052

South Carolina – 2.6%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054		5,000	5,405,263
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042		1,000	963,101
5.25%, 11/01/2041		3,000	3,308,509
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-A 5.00%, 12/01/2044		1,000	1,054,566
Series 2024-B 4.125%, 12/01/2044		1,100	1,045,455

			11,776,894

Tennessee – 0.7%
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045		1,000	1,014,178
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2032		1,205	1,293,120
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035		1,000	1,075,290

			3,382,588

Texas – 1.9%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		390	390,431

	Principal Amount (000)		U.S. $ Value

Series 2024-B 5.25%, 07/15/2034	$	1,000	$1,075,452
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043		1,000	1,027,582
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.25%, 11/01/2039		1,000	1,110,997
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,108,679
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		940	940,131
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		2,915	3,097,726

			8,750,998

Vermont – 0.7%
State of Vermont (State of Vermont) Series 2023-A 4.00%, 08/15/2043		3,135	3,154,513

Virginia – 0.9%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.837%, 03/25/2042		1,000	1,046,617
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035		2,146	1,831,217
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,174,637

			4,052,471

Washington – 0.5%
Port of Seattle WA (Port of Seattle WA) Series 2025-B 5.00%, 10/01/2034		1,000	1,133,304

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	$	1,055	$1,026,413

			2,159,717

West Virginia – 0.4%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		2,025	1,921,611

Wisconsin – 2.1%
State of Wisconsin (State of Wisconsin) Series 2021-2 5.00%, 05/01/2035		750	817,792
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054		2,000	2,201,099
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,453,534
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	1,014,526
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2040		1,000	870,291
Series 2022 5.00%, 02/01/2032		1,000	1,012,044
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(a)		1,205	1,229,986
5.00%, 10/01/2028(a)		680	702,644
5.00%, 10/01/2029(a)		400	417,419

			9,719,335

Total Long-Term Municipal Bonds (cost $325,152,687)			319,988,291

Short-Term Municipal Notes – 0.8%
California – 0.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026		1,790	1,814,182

Colorado – 0.4%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026		1,750	1,770,972

Total Short-Term Municipal Notes (cost $3,578,202)			3,585,154

Total Municipal Obligations (cost $328,730,889)			323,573,445

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 20.5%
Funds and Investment Trusts – 20.5%(i)
iShares Core MSCI EAFE ETF	357,670	$31,997,158
SPDR S&P 500 ETF Trust	92,165	62,849,157

Total Investment Companies (cost $42,951,385)		94,846,315

COMMON STOCKS – 3.9%
Information Technology – 1.0%
Communications Equipment – 0.1%
Arista Networks, Inc.(f)	550	72,066
Cisco Systems, Inc.	2,854	219,844
F5, Inc.(f)	123	31,397
Motorola Solutions, Inc.	208	79,731
Nokia Oyj	866	5,583

		408,621

Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp. - Class A	941	127,167
CDW Corp./DE	88	11,986
Celestica, Inc.(f)	52	15,382
Corning, Inc.	115	10,069
Halma PLC	476	22,593
Jabil, Inc.	47	10,717
Keyence Corp.	116	41,960
Kyocera Corp.	2,232	31,290
Shimadzu Corp.	601	16,000
TE Connectivity PLC	52	11,830
Teledyne Technologies, Inc.(f)	82	41,880
Yokogawa Electric Corp.	567	18,184

		359,058

IT Services – 0.1%
Accenture PLC - Class A	419	112,418
CGI, Inc.	414	38,240
Cognizant Technology Solutions Corp. - Class A	511	42,413
Fujitsu Ltd.	782	21,492
Gartner, Inc.(f)	65	16,398
GoDaddy, Inc. - Class A(f)	241	29,903
International Business Machines Corp.	220	65,166
NEC Corp.	503	17,019
Nomura Research Institute Ltd.	761	28,960
Obic Co., Ltd.	728	22,851
Otsuka Corp.	396	8,160
TIS, Inc.	370	12,430
VeriSign, Inc.	146	35,471

		450,921

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 0.3%
Advantest Corp.	383	$48,430
Applied Materials, Inc.	376	96,628
ASM International NV	16	9,686
ASML Holding NV	232	249,985
BE Semiconductor Industries NV	36	5,628
Disco Corp.	40	12,186
First Solar, Inc.(f)	54	14,106
KLA Corp.	69	83,841
Lam Research Corp.	741	126,844
Lasertec Corp.	43	8,193
Monolithic Power Systems, Inc.	27	24,472
Nova Ltd.(f)	17	5,683
NVIDIA Corp.	2,957	551,481
Qnity Electronics, Inc.	45	3,674
QUALCOMM, Inc.	506	86,551
Teradyne, Inc.	60	11,614
Texas Instruments, Inc.	392	68,008
Tokyo Electron Ltd.	199	44,323

		1,451,333

Software – 0.3%
Adobe, Inc.(f)	289	101,147
Autodesk, Inc.(f)	177	52,394
Bentley Systems, Inc. - Class B	279	10,648
Cadence Design Systems, Inc.(f)	108	33,759
Check Point Software Technologies Ltd.(f)	137	25,422
Constellation Software, Inc./Canada	27	64,943
Crowdstrike Holdings, Inc. - Class A(f)	14	6,563
Dassault Systemes SE	523	14,612
Descartes Systems Group, Inc. (The)(f)	149	13,071
Fair Isaac Corp.(f)	4	6,762
Fortinet, Inc.(f)	482	38,276
Gen Digital, Inc.	488	13,269
Intuit, Inc.	174	115,261
Microsoft Corp.	1,249	604,041
Nemetschek SE	48	5,193
Oracle Corp.	18	3,508
Oracle Corp. Japan	130	10,926
Palantir Technologies, Inc. - Class A(f)	21	3,733
Palo Alto Networks, Inc.(f)	117	21,551
PTC, Inc.(f)	86	14,982
Roper Technologies, Inc.	171	76,117
Sage Group PLC (The)	1,272	18,501
Salesforce, Inc.	163	43,180
SAP SE	228	55,397
ServiceNow, Inc.(f)	240	36,766
Tyler Technologies, Inc.(f)	59	26,783
Workday, Inc. - Class A(f)	64	13,746
Xero Ltd.(f)	128	9,696
Zoom Communications, Inc.(f)	44	3,797
Zscaler, Inc.(f)	15	3,374

		1,447,418

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc.	1,970	$535,564
Canon, Inc.	1,507	44,590
FUJIFILM Holdings Corp.	1,606	34,077
Logitech International SA (REG)	72	7,309
NetApp, Inc.	74	7,925

		629,465

		4,746,816

Health Care – 0.6%
Biotechnology – 0.1%
AbbVie, Inc.	169	38,615
Amgen, Inc.	57	18,657
Argenx SE(f)	43	36,272
Genmab A/S(f)	25	7,750
Gilead Sciences, Inc.	316	38,786
Incyte Corp.(f)	279	27,557
Neurocrine Biosciences, Inc.(f)	56	7,942
Regeneron Pharmaceuticals, Inc.	12	9,262
Swedish Orphan Biovitrum AB(f)	149	5,347
United Therapeutics Corp.(f)	38	18,516
Vertex Pharmaceuticals, Inc.(f)	197	89,312

		298,016

Health Care Equipment & Supplies – 0.1%
Abbott Laboratories	1,164	145,838
Becton Dickinson & Co.	38	7,375
Boston Scientific Corp.(f)	199	18,975
Cochlear Ltd.	29	5,035
Coloplast A/S - Class B	59	5,058
Dexcom, Inc.(f)	131	8,694
Edwards Lifesciences Corp.(f)	218	18,585
Fisher & Paykel Healthcare Corp., Ltd.	245	5,323
GE HealthCare Technologies, Inc.	159	13,041
Hologic, Inc.(f)	282	21,006
Hoya Corp.	144	21,840
IDEXX Laboratories, Inc.(f)	46	31,120
Intuitive Surgical, Inc.(f)	130	73,627
ResMed, Inc.	61	14,693
Sonova Holding AG (REG)	21	5,432
Straumann Holding AG (REG)(f)	47	5,490

		401,132

Health Care Providers & Services – 0.1%
Cardinal Health, Inc.	102	20,961
Cencora, Inc.	297	100,312
Cigna Group (The)	51	14,037
Elevance Health, Inc.	110	38,560
HCA Healthcare, Inc.	38	17,741
Humana, Inc.	15	3,842
McKesson Corp.	119	97,614
Quest Diagnostics, Inc.	116	20,129
UnitedHealth Group, Inc.	406	134,025

		447,221

Company	Shares	U.S. $ Value

Health Care Technology – 0.0%
Pro Medicus Ltd.	33	$4,846
Veeva Systems, Inc. - Class A(f)	56	12,501

		17,347

Life Sciences Tools & Services – 0.0%
Agilent Technologies, Inc.	103	14,015
Waters Corp.(f)	25	9,496
West Pharmaceutical Services, Inc.	26	7,154

		30,665

Pharmaceuticals – 0.3%
Astellas Pharma, Inc.	1,121	14,920
AstraZeneca PLC	683	126,395
Bristol-Myers Squibb Co.	359	19,364
Chugai Pharmaceutical Co., Ltd.	269	14,112
Daiichi Sankyo Co., Ltd.	678	14,397
Eli Lilly & Co.	380	408,378
GSK PLC	1,990	48,789
Johnson & Johnson	1,498	310,011
Merck & Co., Inc.	1,687	177,574
Novartis AG (REG)	1,559	214,824
Novo Nordisk A/S - Class B	1,838	93,221
Orion Oyj - Class B	75	5,596
Otsuka Holdings Co., Ltd.	389	22,002
Roche Holding AG (BR)	17	7,179
Roche Holding AG (Genusschein)	376	155,277
Sanofi SA	286	27,672
Shionogi & Co., Ltd.	592	10,715
Takeda Pharmaceutical Co., Ltd.	1,274	39,577
Zoetis, Inc.	231	29,064

		1,739,067

		2,933,448

Communication Services – 0.5%
Diversified Telecommunication Services – 0.1%
AT&T, Inc.	3,733	92,728
Deutsche Telekom AG (REG)	2,632	85,674
Elisa Oyj	247	10,946
HKT Trust & HKT Ltd. - Class H	6,588	9,755
Infrastrutture Wireless Italiane SpA	486	4,498
Koninklijke KPN NV	6,761	31,592
NTT, Inc.	51,947	52,440
Orange SA	3,237	54,014
Singapore Telecommunications Ltd.	12,919	45,707
Swisscom AG (REG)	50	36,318
Telia Co. AB	2,099	8,971
Telstra Group Ltd.	4,243	13,767
TELUS Corp.	637	8,396
Verizon Communications, Inc.	1,719	70,015

		524,821

Entertainment – 0.1%
Capcom Co., Ltd.	225	5,227
CTS Eventim AG & Co. KGaA	60	5,493
Electronic Arts, Inc.	261	53,330
Liberty Media Corp.-Liberty Formula One - Class C(f)	230	22,657

Company	Shares	U.S. $ Value

Netflix, Inc.(f)	2,078	$194,833
Nintendo Co., Ltd.	446	30,112
Toho Co., Ltd./Tokyo	85	4,330
Universal Music Group NV	620	16,163

		332,145

Interactive Media & Services – 0.2%
Alphabet, Inc. - Class A	1,007	315,191
Alphabet, Inc. - Class C	914	286,813
Meta Platforms, Inc. - Class A	874	576,919
REA Group Ltd.	43	5,242
Scout24 SE	130	13,057

		1,197,222

Media – 0.0%
Omnicom Group, Inc.	74	5,975
Publicis Groupe SA	82	8,516

		14,491

Wireless Telecommunication Services – 0.1%
KDDI Corp.	4,448	76,985
SoftBank Corp.	49,930	68,552
T-Mobile US, Inc.	390	79,185
Vodafone Group PLC	9,392	12,519

		237,241

		2,305,920

Financials – 0.5%
Banks – 0.0%
AIB Group PLC	1,147	12,262
Bank Hapoalim BM	799	18,071
Bank Leumi Le-Israel BM	632	13,928
BOC Hong Kong Holdings Ltd. - Class H	5,025	25,502
Canadian Imperial Bank of Commerce	45	4,079
DBS Group Holdings Ltd.	598	26,195
FinecoBank Banca Fineco SpA	247	6,400
First Citizens BancShares, Inc./NC - Class A	5	10,731
Hang Seng Bank Ltd. - Class H	556	10,969
Japan Post Bank Co., Ltd.	350	4,927
Mizrahi Tefahot Bank Ltd.	98	6,847
Nordea Bank Abp	309	5,814
Oversea-Chinese Banking Corp., Ltd.	541	8,311
UniCredit SpA	80	6,626

		160,662

Capital Markets – 0.1%
3i Group PLC	383	16,794
Ameriprise Financial, Inc.	42	20,594
Blackrock, Inc.	51	54,587
Brookfield Asset Management Ltd. - Class A	200	10,477
Cboe Global Markets, Inc.	222	55,722
CME Group, Inc.	354	96,670
Deutsche Boerse AG	17	4,468
Futu Holdings Ltd. (ADR)	31	5,091
Hong Kong Exchanges & Clearing Ltd. - Class H	544	28,463
Japan Exchange Group, Inc.	480	5,123
Moody’s Corp.	74	37,803
Partners Group Holding AG	12	14,724

Company	Shares	U.S. $ Value

Singapore Exchange Ltd.	1,141	$15,020
T. Rowe Price Group, Inc.	87	8,907

		374,443

Financial Services – 0.2%
Adyen NV(f)	10	16,126
Berkshire Hathaway, Inc. - Class B(f)	173	86,958
Infratil Ltd.	1,313	8,379
Jack Henry & Associates, Inc.	81	14,781
Mastercard, Inc. - Class A	363	207,229
PayPal Holdings, Inc.	345	20,141
Visa, Inc. - Class A	1,116	391,392
Wise PLC - Class A(f)	461	5,523

		750,529

Insurance – 0.2%
Admiral Group PLC	139	5,946
Allstate Corp. (The)	71	14,779
American Financial Group, Inc./OH	40	5,467
Aon PLC - Class A	76	26,819
Arch Capital Group Ltd.(f)	289	27,721
Arthur J Gallagher & Co.	117	30,278
Brown & Brown, Inc.	240	19,128
Chubb Ltd.	219	68,354
Erie Indemnity Co. - Class A	18	5,160
Fairfax Financial Holdings Ltd.	10	19,059
Great-West Lifeco, Inc.	117	5,770
Hannover Rueck SE	23	7,157
Hartford Insurance Group, Inc. (The)	102	14,056
Helvetia Baloise Holding AG	46	12,099
iA Financial Corp., Inc.	46	5,960
Intact Financial Corp.	205	42,676
Loews Corp.	187	19,693
Marsh & McLennan Cos., Inc.	467	86,638
Medibank Pvt. Ltd.	1,750	5,585
MS&AD Insurance Group Holdings, Inc.	488	11,457
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	49	32,246
Progressive Corp. (The)	493	112,266
Prudential PLC	923	14,198
Sampo Oyj - Class A	2,925	35,389
Swiss Re AG	203	33,818
Tokio Marine Holdings, Inc.	813	30,053
Travelers Cos., Inc. (The)	156	45,249
Tryg A/S	299	7,819
W R Berkley Corp.	545	38,215
Willis Towers Watson PLC	52	17,087
Zurich Insurance Group AG	108	81,724

		881,866

		2,167,500

Industrials – 0.4%
Aerospace & Defense – 0.1%
General Dynamics Corp.	128	43,093
Howmet Aerospace, Inc.	154	31,573
Kongsberg Gruppen ASA	226	5,791
Lockheed Martin Corp.	152	73,518
MTU Aero Engines AG	21	8,705

Company	Shares	U.S. $ Value

Northrop Grumman Corp.	73	$41,625
Rheinmetall AG	20	36,488
RTX Corp.	65	11,921

		252,714

Air Freight & Logistics – 0.0%
CH Robinson Worldwide, Inc.	46	7,395
Expeditors International of Washington, Inc.	65	9,686
SG Holdings Co., Ltd.	501	4,585

		21,666

Building Products – 0.0%
Allegion PLC	35	5,573
Carlisle Cos., Inc.	19	6,077
Geberit AG (REG)	18	13,979
Lennox International, Inc.	16	7,769
Trane Technologies PLC	104	40,477

		73,875

Commercial Services & Supplies – 0.1%
Brambles Ltd.	524	8,002
Cintas Corp.	178	33,477
Copart, Inc.(f)	348	13,624
Republic Services, Inc.	380	80,533
Rollins, Inc.	353	21,187
Secom Co., Ltd.	632	22,458
Veralto Corp.	99	9,878
Waste Connections, Inc.	283	49,627
Waste Management, Inc.	327	71,845

		310,631

Construction & Engineering – 0.0%
Comfort Systems USA, Inc.	17	15,866
EMCOR Group, Inc.	22	13,459

		29,325

Electrical Equipment – 0.0%
ABB Ltd. (REG)	666	49,096
Eaton Corp. PLC	149	47,458
Fujikura Ltd.	93	10,313
Hubbell, Inc.	21	9,326
Rockwell Automation, Inc.	40	15,563

		131,756

Ground Transportation – 0.1%
Canadian National Railway Co.	178	17,605
Central Japan Railway Co.	1,343	37,201
East Japan Railway Co.	1,451	38,244
Hankyu Hanshin Holdings, Inc.	322	8,098
MTR Corp., Ltd. - Class H	1,018	3,899
Old Dominion Freight Line, Inc.	82	12,858
Tokyu Corp.	342	3,997
Uber Technologies, Inc.(f)	831	67,901
Union Pacific Corp.	261	60,374
West Japan Railway Co.	370	7,372

		257,549

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.0%
3M Co.	196	$31,380
Honeywell International, Inc.	251	48,967
Lifco AB - Class B	147	5,571
Smiths Group PLC	166	5,251
Swire Pacific Ltd. - Class H	609	4,909

		96,078

Machinery – 0.1%
Alfa Laval AB	113	5,666
Atlas Copco AB - Class A	1,189	21,167
Atlas Copco AB - Class B	691	11,047
Caterpillar, Inc.	217	124,313
Cummins, Inc.	55	28,075
Daifuku Co., Ltd.	167	5,256
Epiroc AB - Class A	254	5,726
GEA Group AG	80	5,407
Graco, Inc.	66	5,410
Illinois Tool Works, Inc.	125	30,787
Kone Oyj - Class B	242	17,144
Metso Oyj	319	5,550
Parker-Hannifin Corp.	48	42,190
Pentair PLC	59	6,144
Sandvik AB	368	11,887
Schindler Holding AG	17	6,393
Schindler Holding AG (REG)	57	20,169
Snap-on, Inc.	20	6,892
Techtronic Industries Co., Ltd. - Class H	554	6,373
VAT Group AG(a)	12	5,761
Wartsila Oyj Abp	197	6,975
Yangzijiang Shipbuilding Holdings Ltd.	1,262	3,409

		381,741

Marine Transportation – 0.0%
Kuehne & Nagel International AG (REG)	27	5,790

Passenger Airlines – 0.0%
ANA Holdings, Inc.	189	3,590

Professional Services – 0.0%
Automatic Data Processing, Inc.	212	54,533
Broadridge Financial Solutions, Inc.	46	10,266
Bureau Veritas SA	174	5,535
Computershare Ltd.	228	5,167
Experian PLC	374	16,862
Intertek Group PLC	88	5,458
Leidos Holdings, Inc.	45	8,118
Paychex, Inc.	154	17,276
Recruit Holdings Co., Ltd.	628	35,288
RELX PLC	902	36,339
Thomson Reuters Corp.	200	26,393
Wolters Kluwer NV	102	10,565

		231,800

Trading Companies & Distributors – 0.0%
Fastenal Co.	548	21,991
Ferguson Enterprises, Inc.	81	18,033
Watsco, Inc.	16	5,391

Company	Shares	U.S. $ Value

WW Grainger, Inc.	25	$25,227

		70,642

Transportation Infrastructure – 0.0%
Aena SME SA	782	21,850
Aeroports de Paris SA	40	5,220

		27,070

		1,894,227

Consumer Staples – 0.4%
Beverages – 0.1%
Carlsberg AS - Class B	43	5,628
Coca-Cola Co. (The)	2,491	174,146
Coca-Cola HBC AG(f)	107	5,536
Keurig Dr. Pepper, Inc.	747	20,923
Monster Beverage Corp.(f)	735	56,352
PepsiCo, Inc.	1,076	154,428

		417,013

Consumer Staples Distribution & Retail – 0.1%
Costco Wholesale Corp.	211	181,954
Dollar General Corp.	48	6,373
Koninklijke Ahold Delhaize NV	723	29,648
Kroger Co. (The)	848	52,983
Walmart, Inc.	1,908	212,570

		483,528

Food Products – 0.1%
Danone SA	200	18,040
General Mills, Inc.	813	37,805
Hershey Co. (The)	184	33,484
Hormel Foods Corp.	306	7,252
Magnum Ice Cream Co. NV (The)(f)	246	3,936
Mondelez International, Inc. - Class A	765	41,180
Nestle SA (REG)	1,208	119,905
Tyson Foods, Inc. - Class A	458	26,848

		288,450

Household Products – 0.1%
Church & Dwight Co., Inc.	510	42,763
Colgate-Palmolive Co.	597	47,175
Kimberly-Clark Corp.	141	14,225
Procter & Gamble Co. (The)	1,461	209,376
Reckitt Benckiser Group PLC	279	22,577

		336,116

Personal Care Products – 0.0%
Beiersdorf AG	51	5,601
Kao Corp.	89	3,552
L’Oreal SA	94	40,356
Unilever PLC	1,098	71,740

		121,249

Tobacco – 0.0%
Imperial Brands PLC	290	12,177

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	106	$17,002

		29,179

		1,675,535

Consumer Discretionary – 0.2%
Automobile Components – 0.0%
Bridgestone Corp.	302	6,795
Continental AG	70	5,555

		12,350

Automobiles – 0.0%
Ferrari NV	107	39,763

Broadline Retail – 0.0%
Dollarama, Inc.	178	26,604
MercadoLibre, Inc.(f)	9	18,128
Next PLC	56	10,310
Pan Pacific International Holdings Corp.	1,460	8,697
Wesfarmers Ltd.	443	23,866

		87,605

Hotels, Restaurants & Leisure – 0.1%
Aristocrat Leisure Ltd.	200	7,743
Chipotle Mexican Grill, Inc.(f)	634	23,458
Compass Group PLC	1,297	41,096
Darden Restaurants, Inc.	44	8,097
Evolution AB(a)	79	5,364
McDonald’s Corp.	253	77,324
Oriental Land Co., Ltd./Japan	869	16,076
Yum! Brands, Inc.	250	37,820

		216,978

Household Durables – 0.0%
D.R. Horton, Inc.	93	13,395
Garmin Ltd.	65	13,185
NVR, Inc.(f)	1	7,293
PulteGroup, Inc.	77	9,029

		42,902

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	214	5,696

Specialty Retail – 0.1%
AutoZone, Inc.(f)	17	57,656
Best Buy Co., Inc.	96	6,425
Dick’s Sporting Goods, Inc.	25	4,949
Dynatrace, Inc.(f)	345	14,952
Fast Retailing Co., Ltd.	73	26,469
Industria de Diseno Textil SA	1,045	68,933
O’Reilly Automotive, Inc.(f)	542	49,436
Sanrio Co., Ltd.	156	4,881
TJX Cos., Inc. (The)	822	126,268
Tractor Supply Co.	208	10,402
Ulta Beauty, Inc.(f)	20	12,100
Williams-Sonoma, Inc.	68	12,144

		394,615

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.0%
Asics Corp.	276	$6,626
Deckers Outdoor Corp.(f)	78	8,086
Hermes International SCA	14	34,760
Lululemon Athletica, Inc.(f)	56	11,637
Moncler SpA	88	5,625
NIKE, Inc. - Class B	415	26,440
Pandora A/S	46	5,087

		98,261

		898,170

Utilities – 0.1%
Electric Utilities – 0.1%
Alliant Energy Corp.	61	3,966
American Electric Power Co., Inc.	81	9,340
BKW AG	37	7,848
Chubu Electric Power Co., Inc.	1,186	18,272
CLP Holdings Ltd. - Class H	2,317	20,725
Duke Energy Corp.	830	97,284
FirstEnergy Corp.	279	12,491
Hydro One Ltd.(a)	306	12,182
Iberdrola SA	722	15,634
Oklo, Inc.(f)	66	4,736
PG&E Corp.	262	4,210
Power Assets Holdings Ltd. - Class H	2,408	17,064
PPL Corp.	169	5,918
Redeia Corp. SA	674	12,015
Southern Co. (The)	1,062	92,607
Verbund AG	49	3,558
Xcel Energy, Inc.	166	12,261

		350,111

Gas Utilities – 0.0%
Hong Kong & China Gas Co., Ltd. - Class H	13,950	12,576
Osaka Gas Co., Ltd.	378	13,134
Tokyo Gas Co., Ltd.	161	6,383

		32,093

Multi-Utilities – 0.0%
Ameren Corp.	158	15,778
CMS Energy Corp.	194	13,566
Consolidated Edison, Inc.	627	62,274
Dominion Energy, Inc.	87	5,097
E.ON SE	215	4,071
Engie SA	315	8,275
WEC Energy Group, Inc.	374	39,442

		148,503

Water Utilities – 0.0%
American Water Works Co., Inc.	71	9,265

		539,972

Materials – 0.1%
Chemicals – 0.1%
Air Liquide SA	82	15,412
CF Industries Holdings, Inc.	60	4,640
Corteva, Inc.	66	4,424

Company	Shares	U.S. $ Value

EMS-Chemie Holding AG(f)	8	$5,519
Givaudan SA (REG)	6	23,738
Linde PLC	187	79,735
Sherwin-Williams Co. (The)	97	31,431
Sika AG (REG)(f)	53	10,760

		175,659

Construction Materials – 0.0%
Holcim AG(f)	188	18,302

Containers & Packaging – 0.0%
Avery Dennison Corp.	31	5,638
Ball Corp.	142	7,522

		13,160

Metals & Mining – 0.0%
BHP Group Ltd.	1,837	55,439
Fortescue Ltd.	618	9,037
Franco-Nevada Corp.	50	10,364
Fresnillo PLC	148	6,600
Kinross Gold Corp.	434	12,224
Lundin Gold, Inc.	67	5,566
Newmont Corp.	140	13,979
Rio Tinto Ltd.	132	12,877
Rio Tinto PLC	405	32,623

		158,709

		365,830

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Chevron Corp.	168	25,605
Coterra Energy, Inc.	235	6,185
Eni SpA	811	15,373
Expand Energy Corp.	245	27,038
Exxon Mobil Corp.	768	92,421
Galp Energia SGPS SA	249	4,288
Imperial Oil Ltd.	51	4,406
Inpex Corp.	781	15,620
Shell PLC	320	11,793
Texas Pacific Land Corp.	30	8,617
TotalEnergies SE	235	15,322
Williams Cos., Inc. (The)	434	26,088

		252,756

Real Estate – 0.0%
Health Care REITs – 0.0%
Welltower, Inc.	143	26,542

Real Estate Management & Development – 0.0%
Wharf Holdings Ltd. (The) - Class H	1,755	4,902

Specialized REITs – 0.0%
Public Storage	55	14,273

		45,717

Total Common Stocks (cost $17,825,915)		17,825,891

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Price EUR Index Expiration: Oct 2026; Contracts: 3,080; Exercise Price: EUR 4,700.00; Counterparty: UBS AG(f)	EUR	14,476,000	$278,048
FTSE 100 Index Expiration: Dec 2026; Contracts: 610; Exercise Price: GBP 8,500.00; Counterparty: UBS AG(f)	GBP	5,185,000	114,471
Nikkei 225 Index Expiration: Oct 2026; Contracts: 37,000; Exercise Price: JPY 41,000.00; Counterparty: UBS AG(f)	JPY	1,517,000,000	273,153
S&P 500 Index Expiration: Nov 2026; Contracts: 24,300; Exercise Price: USD 5,625.00; Counterparty: UBS AG(f)	USD	136,687,500	2,964,736

Total Options Purchased (premiums paid $4,344,850)			3,630,408

	Principal Amount (000)

CORPORATES - INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Consumer Non-Cyclical – 0.6%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	$	1,000	895,850
Novant Health, Inc. 2.637%, 11/01/2036		1,525	1,216,614
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,000	856,290

Total Corporates - Investment Grade (cost $3,524,407)			2,968,754

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Fixed Rate – 0.3%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031		396	395,523
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031		823	838,914

			1,234,437

Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		459	463,739

Total Asset-Backed Securities (cost $1,678,013)			1,698,176

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $1,546,000)	$ 1,546	$1,316,218

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $1,240,335)	1,204	970,835

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(e) (f) (g) (cost $1,388,269)	76,842	223,610

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 10.739% (CME Term SOFR + 6.86%), 08/25/2028(b)	$ 36	36,742
Series 2016-C02, Class 1M2 9.989% (CME Term SOFR + 6.11%), 09/25/2028(b)	3	3,438

Total Collateralized Mortgage Obligations (cost $40,718)		40,180

	Shares

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(i) (j) (k) (cost $1,146,545)	1,146,545	1,146,545

U.S. $ Value

Total Investments – 96.9% (cost $404,417,326)(l)	$448,240,377
Other assets less liabilities – 3.1%	14,340,695

Net Assets – 100.0%	$462,581,072

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	50	March 2026	$6,245,000	$(189,613)
MSCI Emerging Markets Index Futures	284	March 2026	20,041,880	284,670
MSCI Singapore ETS Index Futures	4	January 2026	138,712	80
Nikkei 225 (OSE) Futures	6	March 2026	1,930,541	(8,192)
S&P 500 E-Mini Futures	143	March 2026	49,281,375	(533,834)
S&P Mid 400 E-Mini Futures	15	March 2026	4,987,800	(146,016)
S&P/TSX 60 Index Futures	6	March 2026	1,627,831	12,617
TOPIX Index Futures	4	March 2026	871,680	1,450
U.S. T-Note 2 Yr (CBT) Futures	8	March 2026	1,670,313	37
U.S. T-Note 10 Yr (CBT) Futures	6	March 2026	674,625	(5,657)
U.S. Ultra Bond (CBT) Futures	3	March 2026	354,000	(8,817)
Sold Contracts
Euro STOXX 50 Index Futures	84	March 2026	5,766,048	(90,932)
FTSE 100 Index Futures	11	March 2026	1,473,997	(33,906)
Hang Seng Index Futures	2	January 2026	329,551	3,910
OMXS 30 Index Futures	13	January 2026	408,823	(10,791)
SPI 200 Futures	23	March 2026	3,329,209	(28,254)

				$(753,248)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,938	AUD	4,521	01/28/2026	$79,405
Bank of America NA	CHF	8,999	USD	11,303	01/29/2026	(86,027)
Barclays Capital, Inc.	USD	3,870	EUR	3,286	01/29/2026	(4,170)
Barclays Capital, Inc.	USD	7,345	CAD	10,193	02/05/2026	92,310
Deutsche Bank AG	JPY	614,365	USD	3,938	01/23/2026	9,496
Deutsche Bank AG	SEK	19,410	USD	2,080	02/13/2026	(32,896)
Deutsche Bank AG	GBP	6,659	USD	8,863	02/26/2026	(111,251)
Goldman Sachs Bank USA	NOK	19,916	USD	1,960	02/13/2026	(15,652)
HSBC Bank USA	AUD	6,002	USD	3,981	01/28/2026	(25,453)
HSBC Bank USA	USD	1,936	NZD	3,438	01/28/2026	45,428
HSBC Bank USA	CAD	1,027	USD	739	02/05/2026	(10,873)
JPMorgan Chase Bank	JPY	308,537	USD	1,980	01/23/2026	7,684
JPMorgan Chase Bank	USD	2,332	CHF	1,848	01/29/2026	6,703
JPMorgan Chase Bank	USD	3,796	EUR	3,257	01/29/2026	35,873
Morgan Stanley & Co., Inc.	EUR	12,623	USD	14,651	01/29/2026	(200,568)
Morgan Stanley & Co., Inc.	NOK	19,277	USD	1,895	02/13/2026	(17,487)
Morgan Stanley & Co., Inc.	USD	3,874	NOK	39,193	02/13/2026	14,512
State Street Bank & Trust Co.	JPY	20,505	USD	136	01/23/2026	4,928

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	NZD	93	USD	53	01/28/2026	$(901)
State Street Bank & Trust Co.	USD	52	NZD	93	01/28/2026	1,250
State Street Bank & Trust Co.	NOK	756	USD	74	02/13/2026	(827)
UBS	AUD	2,942	USD	1,901	01/28/2026	(62,739)
UBS	USD	723	EUR	618	01/29/2026	4,786
UBS	USD	3,722	SEK	35,061	02/13/2026	94,407

						$(172,062)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.16%	USD	13,560	$(1,053,519)	$(988,518)	$(65,001)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.16	USD	3,950	306,889	288,673	18,216

						$(746,630)	$(699,845)	$(46,785)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,360,394	$616,561	$743,833
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,226,293	—	1,226,293
USD	6,831	10/15/2029	2.451%	CPI#	Maturity	9,167	—	9,167
USD	6,750	10/15/2029	2.485%	CPI#	Maturity	(1,989)	—	(1,989)
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,483,710	309,934	1,173,776
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,471,929	307,396	1,164,533
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	271,680	44,453	227,227
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	269,002	44,000	225,002
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	490,592	106,317	384,275
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	522,494	110,207	412,287
USD	3,360	01/15/2031	2.989%	CPI#	Maturity	170,772	56,338	114,434

						$7,274,044	$1,595,206	$5,678,838

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,800	10/15/2030	1 Day SOFR	4.092%	Annual	$135,278	$—	$135,278
USD	1,600	10/15/2030	1 Day SOFR	4.082%	Annual	44,390	—	44,390
USD	9,900	08/15/2031	1 Day SOFR	4.027%	Annual	249,564	—	249,564
USD	5,300	09/15/2031	1 Day SOFR	3.768%	Annual	60,458	—	60,458
USD	8,400	12/03/2031	1 Day SOFR	3.732%	Annual	83,266	—	83,266
USD	3,420	12/03/2031	1 Day SOFR	4.057%	Annual	94,166	—	94,166
USD	33,000	08/15/2033	3.407%	1 Day SOFR	Annual	631,423	—	631,423
USD	5,640	08/15/2034	3.718%	1 Day SOFR	Annual	15,530	—	15,530

						$1,314,075	$—	$1,314,075

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI#	Maturity	$333,707	$—	$333,707
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI#	Maturity	123,595	—	123,595
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI#	Maturity	791,754	—	791,754
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	371,135	—	371,135
Citibank NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,424,028	—	1,424,028
Citibank NA	USD	6,500	07/20/2027	2.104%	CPI#	Maturity	925,618	—	925,618
JPMorgan Chase Bank NA	USD	1,590	11/04/2026	2.015%	CPI#	Maturity	245,404	—	245,404
JPMorgan Chase Bank NA	USD	23,000	12/27/2028	2.009%	CPI#	Maturity	3,307,976	—	3,307,976
JPMorgan Chase Bank NA	USD	22,020	01/15/2030	3.493%	CPI#	Maturity	155,354	—	155,354
JPMorgan Chase Bank NA	USD	2,800	01/15/2030	3.493%	CPI#	Maturity	19,754	—	19,754
JPMorgan Chase Bank NA	USD	1,620	01/15/2032	3.325%	CPI#	Maturity	4,934	—	4,934
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI#	Maturity	944,800	—	944,800

							$8,648,059	$—	$8,648,059

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,470	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$641,547	$—	$641,547
Citibank NA	USD	6,655	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	342,382	—	342,382

							$983,929	$—	$983,929

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	792	03/20/2026	$(19,156)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $31,714,193 or 6.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2025.
(c)	IO - Interest Only.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	$950,000	$190,000	0.04%

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,710,102 and gross unrealized depreciation of investments was $(14,253,401), resulting in net unrealized appreciation of $59,456,701.

As of December 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ACA – ACA Financial Guaranty Corporation

ADR – American Depositary Receipt

AG – Assured Guaranty Inc.

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FHLMC – Federal Home Loan Mortgage Corporation

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT– Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$319,798,291	$190,000	$319,988,291
Short-Term Municipal Notes	—	3,585,154	—	3,585,154
Investment Companies	94,846,315	—	—	94,846,315
Common Stocks	13,367,208	4,458,683	—	17,825,891
Purchased Options - Puts	—	3,630,408	—	3,630,408
Corporates - Investment Grade	—	2,968,754	—	2,968,754
Asset-Backed Securities	—	1,698,176	—	1,698,176
Corporates - Non-Investment Grade	—	1,316,218	—	1,316,218
Commercial Mortgage-Backed Securities	—	970,835	—	970,835
Preferred Stocks	—	—	223,610	223,610
Collateralized Mortgage Obligations	—	40,180	—	40,180
Short-Term Investments	1,146,545	—	—	1,146,545

Total Investments in Securities	109,360,068	338,466,699	413,610	448,240,377
Other Financial Instruments(a):
Assets:
Futures	302,764	—	—	302,764
Forward Currency Exchange Contracts	—	396,782	—	396,782

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swaps	$—	$306,889	$—	$306,889
Centrally Cleared Inflation (CPI) Swaps	—	7,276,033	—	7,276,033
Centrally Cleared Interest Rate Swaps	—	1,314,075	—	1,314,075
Inflation (CPI) Swaps	—	8,648,059	—	8,648,059
Interest Rate Swaps	—	983,929	—	983,929
Liabilities:
Futures	(1,056,012)	—	—	(1,056,012)
Forward Currency Exchange Contracts	—	(568,844)	—	(568,844)
Centrally Cleared Credit Default Swaps	—	(1,053,519)	—	(1,053,519)
Centrally Cleared Inflation (CPI) Swaps	—	(1,989)	—	(1,989)
Total Return Swaps	—	(19,156)	—	(19,156)

Total	$108,606,820	$355,748,958	$413,610	$464,769,388

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2025 is as follows:

Fund	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$18,702	$34,263	$51,818	$1,147	$115